7. Share-based payments (Details 2) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Warrants
Outstanding, Beginning	34,045,467	20,726,707	19,114,765
Granted	5,500,000	14,392,309	10,466,539
Forfeited or cancelled	(3,729,164)	(1,073,549)
Outstanding, Ending	35,816,303	34,045,467	20,726,707
Exercisable, Ending	35,816,303	34,045,467
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.30	$ 0.49	$ 0.56
Granted	0.07	0.12	0.35
Forfeited or cancelled	0.57	0.6
Outstanding, Ending	0.23	0.30	$ 0.49
Exercisable, Ending	$ 0.23	$ 0.3
Weighted-average Remaining Life (Years)
Outstanding	2 years 2 months 12 days	2 years 3 months 18 days
Exercisable	2 years 2 months 12 days	2 years 3 months 18 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 222,496	$ 345,591
Exercisable, Ending	$ 222,496	$ 345,591
Nonemployee common stock warrants -- Fully-vested upon issuance [Member]
Number of Warrants
Outstanding, Beginning	10,866,071	7,664,568	8,488,235
Granted		5,749,503	94,333
Exercised
Forfeited or cancelled		(2,548,000)	(918,000)
Outstanding, Ending		10,866,071	7,664,568
Exercisable, Ending		10,866,071
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.49	$ 0.72	$ 0.69
Granted		0.49	0.48
Exercised
Forfeited or cancelled		1.09	0.19
Outstanding, Ending		0.49	$ 0.72
Exercisable, Ending		$ 0.49
Weighted-average Remaining Life (Years)
Outstanding		2 years 4 months 24 days
Exercisable		2 years 4 months 24 days
Aggregate Intrinsic Value
Outstanding, Ending		$ 8,000
Exercisable, Ending		$ 8,000
Warrants [Member]
Number of Warrants
Outstanding, Beginning	10,866,071
Granted	700,000
Forfeited or cancelled	(1,200,000)
Outstanding, Ending	10,366,071	10,866,071
Exercisable, Ending	10,366,071
Weighted Average Exercise Price
Outstanding, Beginning	$ 0.72
Granted	0.45
Forfeited or cancelled	0.54
Outstanding, Ending	0.46	$ 0.72
Exercisable, Ending	$ 0.46
Weighted-average Remaining Life (Years)
Outstanding	2 years 3 months 19 days
Exercisable	2 years 3 months 19 days
Aggregate Intrinsic Value
Outstanding, Ending	$ 6,000
Exercisable, Ending	$ 6,000